As filed with the Securities and Exchange Commission on July 19, 2012

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 226	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 227	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on July 1, 2012 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 226 relates to the following funds:

JPMorgan Tax Aware High Income Fund
JPMorgan Tax Aware Income Opportunities Fund
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Credit Opportunities Fund
JPMorgan Current Income Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Managed Income Fund
JPMorgan Multi-Sector Income Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 19th day of July, 2012.

JPMORGAN TRUST I

By:	PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 19, 2012.

	WILLIAM J. ARMSTRONG*		WILLIAM G. MORTON, JR.*
	William J. Armstrong Trustee		William G. Morton, Jr. Trustee

	JOHN F. FINN*		ROBERT A. ODEN, JR.*
	John F. Finn Trustee		Robert A. Oden, Jr. Trustee

	DR. MATTHEW GOLDSTEIN*		FERGUS REID, III*
	Dr. Matthew Goldstein Trustee		Fergus Reid, III Trustee and Chairman

	ROBERT J. HIGGINS*		FREDERICK W. RUEBECK*
	Robert J. Higgins* Trustee		Frederick W. Ruebeck Trustee

	FRANKIE D. HUGHES*		JAMES J. SCHONBACHLER*
	Frankie D. Hughes Trustee		James J. Schonbachler Trustee

	PETER C. MARSHALL*		LEONARD M. SPALDING, JR.*
	Peter C. Marshall Trustee		Leonard M. Spalding, Jr. Trustee

	MARILYN MCCOY*	By	PATRICIA A. MALESKI*
	Marilyn McCoy Trustee		Patricia A. Maleski President and Principal Executive Officer

By	JOY C. DOWD*
Joy C. Dowd
Treasurer and Principal Financial Officer

*By	/S/ JESSICA K. DITULLIO
Jessica K. Ditullio
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase